Derivative Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2026
Derivative Financial Instruments [Abstract]
Schedule of Fair Values of Outstanding Commodity Derivative Instruments

Set forth below are the summarized amounts, terms and gross fair values of outstanding commodity derivative instruments as of March 31, 2026 (Successor):

	Volumes	Weighted Average Price	Fair Value
Oil Swaps:	(in Bbls)	($ per Bbl)	(in thousands)
April - December 2026	828	59.19	$(17,516)
January - December 2027	1,041	59.32	(10,003)
January - December 2028	487	57.80	(4,383)
January - December 2029	15	64.41	$(20)
Total	2,371		(31,922)

	Volumes	Weighted Average Price	Fair Value
Natural Gas Swaps:	(in MMBtu)	($ per MMBtu)	(in thousands)
April - December 2026	18,415	5.85	$45,424
January - December 2027	22,195	4.14	7,795
January - December 2028	20,358	3.55	(4,316)
January - December 2029	17,080	3.57	(1,306)
January - December 2030	15,340	3.55	(799)
Thereafter	7,314	3.63	98
Total	100,702		$46,896

	Volumes	Basis Differential	Fair Value
Natural Gas Basis Swaps:	(in MMBtu)	($ per MMBtu)	(in thousands)
April - December 2026	17,665	(0.49)	$4,854
January - December 2027	19,053	(0.30)	4,017
January - December 2028	4,508	(0.26)	(24)
Total	41,226		8,847

	Volumes	Weighted Average Price	Fair Value
Natural Gas Liquids Swaps:	(in Bbls)	($ per Bbl)	(in thousands)
April - December 2026	1,611	21.66	$(15,034)
January - December 2027	1,861	23.23	(8,291)
January - December 2028	1,384	25.79	(849)
Total	4,856		$(24,174)

Set forth below are the summarized amounts, terms and gross fair values of outstanding commodity derivative instruments as of December 31, 2025 (Predecessor):

	Volumes	Weighted Average Price	Fair Value
Oil Swaps:	(in Bbls)	($ per Bbl)	(in thousands)
January - December 2026	990	57.45	$395
January - December 2027	902	58.22	698
January - December 2028	422	56.67	(662)
Total	2,314		$431

	Volumes	Weighted Average Price	Fair Value
Natural Gas Swaps:	(in MMBtu)	($ per MMBTU)	(in thousands)
January - December 2026	21,071	3.19	$(11,117)
January - December 2027	19,133	3.68	(3,676)
January - December 2028	17,664	3.57	(2,267)
January - December 2029	16,454	3.55	(899)
January - December 2030	15,340	3.55	(783)
Thereafter	7,314	3.63	852
Total	96,976		$(17,890)

	Volumes	Basis Differential	Fair Value
Natural Gas Basis Swaps:	(in MMBtu)	($ per MMBTU)	(in thousands)
January - December 2026	21,071	(0.32)	$6,807
January - December 2027	18,944	(0.30)	741
Total	40,015		$7,548

	Volumes	Weighted Average Price	Fair Value
Natural Gas Liquids Swaps:	(in Bbls)	($ per Bbl)	(in thousands)
January - December 2026	1,894	22.10	$(3,550)
January - December 2027	1,671	22.69	(2,105)
January - December 2028	1,295	25.66	1,367
Total	4,860		$(4,288)

Schedule of Positions Presented on the Condensed Consolidated Balance Sheet

Below is a reconciliation of the gross open positions by commodity to the net open positions presented on the condensed consolidated balance sheet as of March 31, 2026 (Successor):

	Current		Noncurrent
(in thousands)	Assets	Liabilities	Assets	Liabilities
Commodity
Oil	$14	$(20,249)	$—	$(11,687)
Gas	61,765	(4,940)	9,562	(10,644)
NGL	—	(18,824)	1,054	(6,404)
Total	$61,779	$(44,013)	$10,616	$(28,735)
Effects of netting arrangements	(8,923)	8,923	(6,276)	6,276
Total	$52,856	$(35,090)	$4,340	$(22,459)

Below is a reconciliation of the gross open positions by commodity to the net open positions presented on the condensed consolidated balance sheet as of December 31, 2025 (Predecessor):

	Current		Noncurrent
(in thousands)	Assets	Liabilities	Assets	Liabilities
Commodity
Oil	$2,056	$(1,661)	$793	$(757)
Gas	7,428	(11,738)	3,691	(9,723)
NGL	177	(3,727)	2,326	(3,064)
Total	$9,661	$(17,126)	$6,810	$(13,544)
Effects of netting arrangements	(9,661)	9,661	(6,810)	6,810
Total	$—	$(7,465)	$—	$(6,734)